Label	Element	Value
WBI BullBear Yield 1000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001591939_SupplementTextBlock
WBI BullBear Rising Income 2000 ETF (WBIA)	WBI BullBear Yield 1000 ETF (WBIG)
WBI BullBear Value 2000 ETF (WBIB)	WBI BullBear Global High Income ETF (WBIH)
WBI BullBear Yield 2000 ETF (WBIC)	WBI BullBear Global Income ETF (WBII)
WBI BullBear Quality 2000 ETF (WBID)	WBI BullBear Quality 1000 ETF (WBIL)
WBI BullBear Rising Income 1000 ETF (WBIE)	WBI BullBear Global Rotation ETF (WBIR)
WBI BullBear Value 1000 ETF (WBIF)

(each, a “Fund”)

Supplement dated June 6, 2018 to the
 Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”),

each dated October 31, 2017, as previously supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	WBI BullBear Yield 1000 ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As described in each Fund’s Summary Prospectus and the Prospectus, each Fund is permitted to invest up to a specified percentage of its net assets directly in certain asset classes, as well as additional amounts in ETFs and other pooled investment vehicles. The following disclosure is added to (i) the "Princiapl Investment Strategies" section of each Fund's Summary Prospectus; (ii) the “Principal Investment Strategies” section of the applicable summary section for the Fund in the Prospectus, (iii) the “Description of the Principal Strategies” section of the Prospectus, and (iv) the “Investment Strategies and Risks” section of the SAI:

Although the Fund is limited as to the percentage of its net assets that may be directly invested in certain asset classes, the Fund may obtain investment exposure to such asset classes in excess of such limits by investing indirectly in such asset classes through other investment companies, including other ETFs with exposure to such asset classes.  Consequently, investments in such pooled investment vehicles may result in aggregate direct and indirect investment exposure to an asset class in excess of the limit up to which the applicable Fund may invest directly in such assets.

Please retain this Supplement with your Summary Prospectuses, Prospectus and SAI.